Financial Instruments and Financial Risk Management (Details) - Schedule of fair value measurement of liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value measurement of liabilities [Line Items]
Options exercised into warrants	$ 1,121	$ 1,519
Unrecognized Day 1 loss (see note 11)		(60)
Total warrants	1,039	1,459
Level 1 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value measurement of liabilities [Line Items]
Options exercised into warrants	1,003	1,419
Unrecognized Day 1 loss (see note 11)
Total warrants	1,003	1,419
Level 3 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value measurement of liabilities [Line Items]
Options exercised into warrants	36	100
Unrecognized Day 1 loss (see note 11)		(60)
Total warrants	$ 36	$ 40